[LOGO OF EATON VANCE APPEARS HERE]

                                         [PHOTO OF BRICK WALL AND EDUCATION
                                                 SIGN APPEARS HERE]



[PHOTO OF HIGHWAY APPEARS HERE]


          Semiannual Report March 31, 1997



                                       EV

                                  TRADITIONAL

                                    NATIONAL

                                   MUNICIPALS

                                      FUND



                                                                     Traditional


                                  Eaton Vance
                     Global Management-Global Distribution

[PHOTO OF BRIDGE APPEARS HERE]

EV Traditional National Municipals Fund as of March 31, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------


-----------


[PHOTO OMITTED]


-----------

Thomas M. Metzold,
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------

   The Economy

 . The U.S. economy in the second half of 1996 was favorable for the bond markets, as continued moderate growth and low inflation combined with a reduced federal budget deficit. Against this back-drop, bond yields finished the year lower than at mid-year.

 . The first quarter of 1997 has been marked by stronger-than-expected economic growth, a tightening labor market, and increasing uneasiness over inflation, which remains low. First quarter Gross Domestic Product (GDP) grew at a remarkably fast annual rate of 5.6%, the strongest quarterly growth in over a decade.

 . Consumer spending surged 6.4% in the first quarter of 1997, aided by rising employment and a milder-than-normal winter in some parts of the nation. Consumer spending had increased by 3.4% in the final quarter of 1996.

   The Bond Market

 .  At its March 25 meeting, the Federal Reserve raised the Federal Funds Target
   Rate 0.25% in an effort to slow the economy and make a preemptory strike at inflation.

 . In response to 1997's economic events and the increase in short-term interest rates, the bond market has sold off somewhat. The yield on the 30-year Treasury Bond - a widely held gauge of bond market sentiment - rose to 7.08% on March 31 from 6.64% at the end of 1996. Despite a subsequent rally in bond prices since March 31, investors remain concerned about further rate hikes by the Federal Reserve.

 . During the past six months, the municipal bond market has outperformed the Treasury market. As discussion of the flat-tax faded from the political agenda in 1996, investors focused on the excellent values that tax-exempt bonds represent.

The Fund
--------------------------------------------------------------------------------

   The Past Six Months

 . During the six months ended March 31, 1997, the Fund had a total return of 2.5%./1/

 . This return resulted from a decrease in net asset value per share to $10.52 on March 31, 1997 from $10.58 on September 30, 1996, and the reinvestment of $0.321 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $10.52 per share, the Fund's distribution rate on March 31, 1997 was 6.13%.

 . To equal 6.13% in a taxable investment, a couple in the 36% combined federal and state tax bracket would need a yield of 9.58%.

   Management Discussion

 . The Fund has benefited from investments in a wide range of projects and special situations, producing higher-than-average yields while maintaining strong underlying fundamentals. In a difficult interest rate environment, these bonds generally held their values well while continuing to pay high tax-exempt income.

 . Unlike the broader market, which is typically sensitive to interest rate movements, this Fund's holdings tend to be more credit-driven. As a result, their performance is more dependent on the fundamentals and financial strength of the underlying projects that secure the bonds.

 .  The Fund remains well-diversified, with strength in the industrial development, health care, and transportation sectors.
--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
================================================================================

/1/  This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 3/31/97. May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------
Fund Information
as of March 31, 1997


Performance/3/                                       5 Largest Sectors/4/                         Portfolio Overview/4/
-------------------------------------------------    -----------------------------------          ----------------------------------

                                                     By total investments                         Number of Issues            237
Average Annual Total Returns (at net asset value)
-------------------------------------------------    Industrial revenue/pollution control 17.1%   Average Maturity      24.8 Yrs.
One Year                                   6.5%
Life of Fund (4/5/94)                      8.5       Escrowed 12.3%                               Effective Maturity    13.4 Yrs.

SEC Average Annual Total Returns (including maximum  Hospitals 10.6%                              Average Rating               A-
---------------------------------------------------
sales charge)                                        Nursing Homes 7.7%                           Average Call          10.1 Yrs.
----------------
One Year                                   2.5%      Transportation 6.7%                          Average Dollar Price     $91.45
Life of Fund (4/5/94)                      7.1



EV Traditional National Municipals Fund as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities



As of March 31, 1997

Assets
----------------------------------------------------------------------------------------
Investment in National Municipals Portfolio, at value (Note 1A)
     (identified cost, $36,192,816)                                      $ 37,022,691

Receivable for Fund shares sold                                               220,570

Deferred organization expenses (Note 1D)                                       14,083
---------------------------------------------------------------------------------------
Total assets                                                             $ 37,257,344
---------------------------------------------------------------------------------------


Liabilities
---------------------------------------------------------------------------------------
Dividends payable                                                        $    132,150

Payable for Fund shares redeemed                                                2,011

Accrued expenses                                                               19,464
---------------------------------------------------------------------------------------
Total liabilities                                                        $    153,625
---------------------------------------------------------------------------------------
Net Assets for 3,528,089 shares of beneficial interest outstanding       $ 37,103,719
---------------------------------------------------------------------------------------


Sources of Net Assets
---------------------------------------------------------------------------------------
Paid-in capital                                                          $ 36,500,933

Accumulated net realized loss on investments (computed on basis
     of identified cost)                                                     (234,767)

Accumulated undistributed net investment income                                 7,678

Unrealized appreciation of investments (computed on basis of
      identified cost)                                                        829,875
---------------------------------------------------------------------------------------
Total                                                                    $ 37,103,719
---------------------------------------------------------------------------------------


Net Asset Value and Redemption
Price Per Share
---------------------------------------------------------------------------------------
($37,103,719 / 3,528,089 shares of
      beneficial interest outstanding)                                   $      10.52
---------------------------------------------------------------------------------------


Computation of Offering Price
---------------------------------------------------------------------------------------
Offering price per share (100 / 96.25 of $10.52)                         $      10.93
---------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price is reduced.

Statement of Operations


For the Six Months Ended
March 31, 1997

Investment Income (Note 1B)
---------------------------------------------------------------------------------------
Interest income allocated from Portfolio                                 $  1,307,786

Expenses allocated from Portfolio                                             (98,923)
---------------------------------------------------------------------------------------
Net investment income from Portfolio                                     $  1,208,863
---------------------------------------------------------------------------------------


Expenses
---------------------------------------------------------------------------------------
Compensation of Trustees not members of the Administrator's
     organization (Note 4)                                               $         39

Service fees (Note 5)                                                          33,066

Printing and postage                                                           16,272

Registration fees                                                              15,528

Transfer and dividend disbursing agent fees                                    11,523

Legal and accounting services                                                   8,457

Amortization of organization expenses (Note 1D)                                 5,604

Custodian fee                                                                   1,878

Miscellaneous                                                                     949
---------------------------------------------------------------------------------------
Total expenses                                                           $     93,316
---------------------------------------------------------------------------------------

Net investment income                                                    $  1,115,547
---------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------------------------------------------
Net realized gain (loss) --

     Investment transactions (identified cost basis)                     $    258,192

     Financial futures contracts                                             (322,960)
---------------------------------------------------------------------------------------
Net realized loss on investment transactions                             $    (64,768)
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

     Investment transactions                                             $   (309,586)

     Financial futures contracts                                              112,189
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
      of investments                                                     $   (197,397)
---------------------------------------------------------------------------------------

Net realized and unrealized loss on investments                          $   (262,165)
---------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                     $    853,382
---------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional National Municipals Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                           Six Months Ended
Increase (Decrease)                        March 31, 1997        Year Ended
in Net Assets                              (Unaudited)           September 30, 1996
-------------------------------------------------------------------------------------
From operations --

     Net investment income                  $     1,115,547           $    1,983,155

     Net realized loss on investments               (64,768)                 (37,805)

     Net change in unrealized
         appreciation (depreciation)
         of investments                            (197,397)                 268,532
-------------------------------------------------------------------------------------
Net increase in net assets from
     operations                             $       853,382           $    2,213,882
-------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
     From net investment income             $    (1,112,449)          $   (1,976,984)
-------------------------------------------------------------------------------------
Total distributions to shareholders         $    (1,112,449)          $   (1,976,984)
-------------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest (Note 3) --

     Proceeds from sale of shares           $    15,148,119           $   16,306,575

     Net asset value of shares issued
         to shareholders in payment of
         distributions declared                     381,222                  701,768

     Cost of shares redeemed                    (13,277,332)              (8,658,429)
-------------------------------------------------------------------------------------
Net increase in net assets from Fund
     share transactions                     $     2,252,009           $    8,349,914
-------------------------------------------------------------------------------------

Net increase in net assets                  $     1,992,942           $    8,586,812
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of period                      $    35,110,777           $   26,523,965
-------------------------------------------------------------------------------------
At end of period                            $    37,103,719           $   35,110,777
-------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-------------------------------------------------------------------------------------
At end of period                            $         7,678           $        4,580
-------------------------------------------------------------------------------------


                       See notes to financial statements

EV Traditional National Municipals Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                               Six Months Ended
                                                                               March 31, 1997      Year Ended September 30,
                                                                                                ------------------------------------
                                                                               (Unaudited)       1996       1995       1994*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of period                                          $  10.580    $  10.470   $ 10.000   $  10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   0.322    $   0.668   $  0.691   $   0.334

Net realized and unrealized gain (loss) on investments                              (0.061)       0.108      0.471       0.002++
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                                     $   0.261    $   0.776   $  1.162   $   0.336
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                       $  (0.321)   $  (0.666)  $ (0.691)  $  (0.334)

In excess of net investment income                                                      --           --     (0.001)     (0.002)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                              $  (0.321)   $  (0.666)  $ (0.692)  $  (0.336)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                                 $  10.520    $  10.580   $ 10.470   $  10.000
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                                     2.46%        7.59%     12.10%       3.34%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data/plus/
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                          $  37,104    $  35,111   $ 26,524   $   4,281

Ratio of net expenses to average daily net assets/(2)(3)/                             1.04%+       0.86%      0.67%       0.43%+

Ratio of net expenses to average daily net assets
  after custodian fee reduction/(2)/                                                  1.04%+       0.85%      0.66%         --

Ratio of net investment income to average daily net assets                            6.05%+       6.28%      6.60%       5.97%+

/plus/ The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios  (As a percentage of average daily net assets):
     Expenses /(2)/
     Net investment income                                                                                    1.10%       1.84%+
Net investment income per share                                                                               6.17%       4.56%
                                                                                                          $  0.646   $   0.255

+     Annualized.

++ The per share amount is not in accord with the net realized and unrealized gains and losses for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

* For the period from the start of business, April 5, 1994, to September 30, 1994.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of the Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended September 30, 1995 and periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Traditional National Municipals Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)




1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  EV Traditional National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (1.8% at March 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $158,203 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2002 ($20) and September 30, 2004 ($158,183). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

  D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the statement of operations.


2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis

EV Traditional National Municipals Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



  earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.


3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions were as follow:

                                          Six Months Ended
                                          March 31, 1997     Year Ended
                                          (Unaudited)        September 30, 1996
  ------------------------------------------------------------------------------
  Sales                                          1,414,672            1,539,028

  Issued to shareholders electing to
    receive payments of distributions
    in Fund shares                                  35,670               66,251

  Redemptions                                   (1,242,200)            (818,680)
  ------------------------------------------------------------------------------

  Net increase                                     208,142              786,599
  ------------------------------------------------------------------------------


4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's Principal Underwriter, did not receive any portion of the sales charge on sales of Fund shares for the six months ended March 31, 1997. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.


5 Service Plan
  ------------------------------------------------------------------------------
  The Fund has adopted a Service plan (the Plan) designed to meet the service fee requirements of the sales charge rule of The National Association of Securities Dealers, Inc. The Service Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. The Fund paid or accrued service fees for the six months ended March 31, 1997 of $33,066.

  Certain officers and Trustees of the Fund are officers or directors of EVD.


6 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the National Municipals Portfolio for the six months ended March 31, 1997, aggregated $15,033,624 and $14,123,874, respectively.

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
---------------------     Principal
                          Amount
             Standard     (000
Moody's      & Poor's     omitted)      Security                      Value
-----------------------------------------------------------------------------------------

Assisted Living -- 5.9%
-----------------------------------------------------------------------------------------
NR           NR           $  6,035      Arizona Health Facilities
                                        Authority, Mesa Project,
                                        7.625%, 1/1/26                $       5,663,365

NR           NR             17,070      Bell County, TX, Health
                                        Facilities, (Care
                                        Institute Inc.), 9.00%,
                                        11/1/24                              18,529,144

NR           NR              5,000      Chester County, PA,
                                        Industrial Development
                                        Board (Senior Life Choice
                                        of Paoli, L.P.), 8.05%,
                                        1/1/24                                5,077,150

NR           NR              3,060      Chester County, PA,
                                        Kimberton Project (AMT),
                                        8.50%, 9/1/25                         3,213,245

NR           NR             12,555      Dekalb Private Hospital,
                                        GA (GF/Atlanta), 8.50%,
                                        3/1/25                               12,975,467

NR           NR              5,000      Delaware County, PA, Glen
                                        Riddle Project (AMT),
                                        8.625%, 9/1/25                        5,245,800

NR           NR              4,215      Florence, KY, Housing
                                        Facilities (Blue Grass RHF
                                        Housing, Inc.), 9.50%,
                                        7/1/17                                4,239,152

NR           NR             15,000      Illinois Development
                                        Finance Authority (Care
                                        Institute, Inc.), 7.80%,
                                        6/1/25                               14,619,450

NR           NR             15,000      Louisiana Housing Finance
                                        Agency (HCC Assisted
                                        Living Group) (AMT),
                                        9.00%, 3/1/25                        15,797,550

NR           NR              4,605      New Jersey Economic
                                        Development Authority
                                        (Chelsea at East Brunswick
                                        Project) (AMT), 8.25%,
                                        10/1/20                               4,568,252

NR           NR             10,000      New Jersey Economic
                                        Development Authority,
                                        Forsgate Project, (AMT),
                                        8.625%, 6/1/25                       10,484,100

NR           NR              7,915      Roseville, MN, Elder Care
                                        Facility (Care Institute,
                                        Inc.), 7.75%, 11/1/23                 7,999,374

NR           NR             12,430      St. Paul, MN, Housing and
                                        Redevelopment (Care
                                        Institute, Inc.), Highland
                                        Park, 8.75%, 11/1/24                 13,385,121

NR           NR              5,000      Village of North Syracuse,
                                        NY, Housing Authority (AJM
                                        Senior Housing, Inc.,
                                        Janus Park), 8.00%, 6/1/24            4,973,350
----------------------------------------------------------------------------------------
                                                                      $     126,770,520
----------------------------------------------------------------------------------------

Cogeneration -- 5.1%
----------------------------------------------------------------------------------------
NR           NR           $ 20,250      Maryland Energy, AES
                                        Warrior Run Project (AMT),
                                        7.40%, 9/1/19                 $      21,243,263

NR           A+             30,775      New Jersey Economic
                                        Development Authority,
                                        Vineland Cogeneration
                                        Limited Partnership
                                        Project (AMT), 7.875%,
                                        6/1/19                               33,068,968

NR           NR              9,950      Palm Beach County, Solid
                                        Waste Industrial
                                        Development Revenue
                                        (Osceola Power) (AMT),
                                        6.95%, 1/1/22                         8,319,792

NR           NR             18,450      Pennsylvania Economic
                                        Development Authority,
                                        Northampton Generating
                                        Project (AMT), 6.60%,
                                        1/1/19                               18,200,372

NR           NR              5,000      Pennsylvania Economic
                                        Development Authority,
                                        Northampton Generating
                                        Project, Junior Liens
                                        (AMT), 6.95%, 1/1/21                  4,890,750

NR           NR              7,000      Pennsylvania Economic
                                        Development Authority,
                                        Northampton Generating
                                        Project, Junior Liens,
                                        (AMT), 6.875%, 1/1/11                 6,849,500

NR           NR              6,100      Pennsylvania Economic
                                        Development Authority,
                                        Northampton Generation
                                        Project, (AMT), 6.50%,
                                        1/1/13                                5,986,784

NR           NR             10,000      Pennsylvania Economic
                                        Development Authority,
                                        Colver Project, (AMT),
                                        8.05%, 12/1/15                       10,649,100
----------------------------------------------------------------------------------------
                                                                      $     109,208,529
----------------------------------------------------------------------------------------

Colleges and Universities -- 0.4%
----------------------------------------------------------------------------------------
NR           BBB-         $  3,000      Massachusetts Health and
                                        Educational Facilities
                                        (Nichols College), 7.00%,
                                        10/1/20                       $       3,145,560

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
---------------------     Principal
                          Amount
             Standard     (000
Moody's      & Poor's     omitted)       Security                     Value
-----------------------------------------------------------------------------------
Colleges and Universities (continued)
-----------------------------------------------------------------------------------
 NR          NR         $    4,360      New Hampshire Higher
                                        Educational and Health
                                        (Franklin Pierce Law
                                        Center), 7.50%, 7/1/22        $   4,421,127
-----------------------------------------------------------------------------------
                                                                      $   7,566,687
-----------------------------------------------------------------------------------

Electric Utilities -- 0.3%
-----------------------------------------------------------------------------------
 NR          NR         $    5,000      West Feliciana, LA, Gulf
                                        States Utilities Company
                                        Project, (AMT), 9.00%,
                                        5/1/15                        $   5,535,000
-----------------------------------------------------------------------------------
                                                                      $   5,535,000
-----------------------------------------------------------------------------------

Escrowed / Prerefunded -- 12.3%
-----------------------------------------------------------------------------------
 NR          AAA        $   65,000      Bakersfield, CA,
                                        Bakersfield Assisted
                                        Living Center, 0%, 4/15/21    $  12,376,650

 NR          NR              2,200      Bexar County, TX, Health
                                        Facilities (St. Luke's
                                        Lutheran), 7.00%, 5/1/21          2,560,140

 NR          AAA            27,870      Colorado Health Facilities
                                        Authority, Retirement
                                        Housing, Liberty Heights
                                        Project, 0%, 7/15/20              5,464,192

 Aaa         NR             29,600      Colorado Health Facilities
                                        Authority, Retirement
                                        Housing, Liberty Heights
                                        Project, 0%, 7/15/22              5,045,616

 Aa          NR              5,000      Colorado Housing Finance
                                        Authority, Retirement
                                        Housing, Liberty Heights
                                        Project, 7.55%, 11/1/27           5,510,450

 Aaa         NR            225,500      Dawson Ridge Metropolitan
                                        District Number 1, Douglas
                                        County, CO, 0%, 10/1/22          40,479,504

 Baa         AAA            10,000      Detroit, MI, Unlimited
                                        Tax, 8.70%, 4/1/10               11,311,600

 Baa         AAA             3,500      Detroit, MI, Unlimited
                                        Tax, Series 1991, 8.00%,          3,972,815
                                        4/1/11

 NR          NR              7,000      Florida Mid-Bay Bridge
                                        Authority, 6.875%, 10/1/22        8,090,390

 NR          AAA           186,555      Illinois Development
                                        Finance Authority, Regency
                                        Park at Lincolnwood, 0%,
                                        7/15/23                          29,651,052

 NR          AAA            30,360      Illinois Development
                                        Finance Authority, Regency
                                        Park at Lincolnwood, 0%,
                                        7/15/25                           4,161,142

 NR          NR              4,500      Illinois, Chicago
                                        Osteopathic Health
                                        Systems, 7.25%, 5/15/22           5,337,630

 NR          NR              4,650      Illinois, Chicago
                                        Osteopathic Heath Systems,
                                        7.125%, 5/15/11                   5,298,629

 NR          AAA             4,000      Jackson County, OK
                                        (Jackson County Memorial
                                        Hospital), 9.00%, 8/1/15          4,147,200

 NR          AAA            12,750      Louisiana Public
                                        Facilities Authority
                                        (Southern Baptist
                                        Hospitals, Inc.), 8.00%,
                                        5/15/12                          14,978,573

 Aaa         NR            138,000      Mississippi Housing
                                        Finance Corp., Single
                                        Family (AMT), 0%, 6/1/15         47,986,739

 Ba1         AAA             3,090      Montgomery County, PA
                                        (United Hospitals, Inc.),
                                        7.50%, 11/1/13                    3,318,598

 Ba1         AAA             2,000      Montgomery County, PA
                                        (United Hospitals, Inc.),
                                        7.50%, 11/1/14                    2,147,960

 Ba1         AAA             3,465      Montgomery County, PA
                                        (United Hospitals, Inc.),
                                        7.50%, 11/1/15                    3,721,341

 Aaa         NR              6,130      North Salt Lake Municipal
                                        Building Authority, Davis
                                        County, UT., 8.625%,
                                        12/1/17                           7,316,032

 NR          AAA             4,000      Philadelphia, PA Municipal
                                        Water Finance Authority,
                                        7.00%, 8/1/18                     4,352,480

 NR          NR              3,465      Scottsdale, AZ, Industrial
                                        Development Authority
                                        (Westminster Village,
                                        Inc.), 10.00%, 6/1/07             3,602,768

 Aaa         AAA            19,165      Texas Turnpike Authority
                                        (Houston Ship Channel
                                        Bridge), 12.625%, 1/1/20/(1)/    26,287,864

 NR          AAA             5,120      Vermont Education and
                                        Health Buildings Financing
                                        Agency, Northwestern
                                        Medical Center Project,
                                        9.75%, 9/1/18                     5,614,541
-----------------------------------------------------------------------------------
                                                                      $ 262,733,906
-----------------------------------------------------------------------------------

Hospitals -- 10.6%
-----------------------------------------------------------------------------------
 NR          BBB        $    7,000      Arizona Health Facilities,
                                        Phoenix Memorial, 8.20%,
                                        6/1/21                        $   7,548,520

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
---------------------     Principal
                          Amount
             Standard     (000
Moody's      & Poor's     omitted)       Security                        Value
--------------------------------------------------------------------------------------

Hospitals (continued)
--------------------------------------------------------------------------------------
NR           NR           $  2,425      Berlin, MD (Atlantic
                                        General), 8.375%, 6/1/22         $  2,500,975

Baa          NR             10,180      Chaves County, NM (Eastern
                                        New Mexico Medical
                                        Center), 7.25%, 12/1/22            10,706,001

NR           BBB-            3,000      Colorado Health Facilities
                                        (National Jewish Center
                                        For Immunology and
                                        Respiratory Medicine),
                                        6.875%, 2/15/12                     3,042,210

NR           BBB-            5,015      Colorado Health Facilities
                                        (National Jewish Center
                                        For Immunology and
                                        Respiratory Medicine),
                                        7.10%, 2/15/22                      5,078,139

Baa          BBB            32,000      Colorado Health Facilities
                                        (Rocky Mountain Adventist
                                        Healthcare), 6.625%, 2/1/22        32,681,279

NR           AAA           177,055      Colorado Health Facilities
                                        Authority, Retirement
                                        Housing, Liberty Heights
                                        Project, 0%, 7/15/24               26,239,551

Baa1         NR              4,000      Crossville, TN, Health and
                                        Educational Financing
                                        Authority (Cumberland
                                        Medical Center), 6.75%,
                                        11/1/12                             4,100,400

NR           BBB+              250      Denison, TX, Hospital
                                        Authority (Texoma Medical
                                        Center), 6.125%, 8/15/17/(2)/         244,995

NR           BBB+            2,500      Denison, TX, Hospital
                                        Authority (Texoma Medical
                                        Center), 6.125%, 8/15/27/(2)/       2,424,450

Baa1         BBB+            6,000      District of Columbia
                                        (Washington Hospital
                                        Center Issue-Medlantic
                                        Healthcare Group, Inc.),
                                        7.125%, 8/15/19                     6,284,160

NR           A-              5,000      Dubuque, IA, Finley
                                        Hospital Project, 6.875%,
                                        1/1/12                              5,305,650

NR           BBB-            5,545      Grove City Area Hospital
                                        Authority, PA (United
                                        Community Hospital),
                                        8.125%, 7/1/12                      5,632,833

NR           BBB-            4,000      Hawaii Department of
                                        Budget and Finance,
                                        Special Purpose Mortgage
                                        Revenue (Wahiawa General
                                        Hospital), 7.50%, 7/1/12            4,239,600

NR           NR              4,620      Health Services Authority
                                        of Hazelton, Luzerne
                                        County, PA (Hazleton-Saint
                                        Joseph Medical Center),
                                        8.375%, 7/1/12                      5,449,198

Baa1         NR              1,000      Illinois Health Facilities
                                        Authority (Holy Cross
                                        Hospital), 6.70%, 3/1/14            1,027,930

Baa1         NR              2,650      Illinois Health Facilities
                                        Authority (Holy Cross
                                        Hospital), 6.75%, 3/1/24            2,723,856

Baa2         NR              4,500      Indiana Health Facility
                                        Financing Authority
                                        (Memorial Hospital and
                                        Health Care Center),
                                        7.40%, 3/1/22                       4,749,255

A3           BBB+            3,750      Louisiana Public
                                        Facilities Authority
                                        (Woman's Hospital
                                        Foundation), 7.25%, 10/1/22         3,990,713

NR           BBB             8,250      Louisiana Public Finance
                                        Authority, General Health
                                        Systems Project, 6.80%,
                                        11/1/16                             8,351,558

Baa          BBB-           10,000      Maricopa County, AZ (Sun
                                        Health Corporation),
                                        8.125%, 4/1/12                     10,952,000

Baa          NR              2,000      Marshall County, AL
                                        (Guntersville-Arab Medical
                                        Center), 7.00%, 10/1/09             2,090,340

Baa          NR              2,000      Marshall County, AL
                                        (Guntersville-Arab Medical
                                        Center), 7.00%, 10/1/13             2,084,580

Baa3         BB              3,900      Massachusetts HEFA
                                        (Milford-Whitinsville
                                        Hospital), 7.75%, 7/15/17           4,085,640

Ba2          NR              5,000      Mississippi Hospital
                                        Equipment and Facilities
                                        Authority (Magnolia
                                        Hospital), 7.375%, 10/1/21          5,068,000

A3           BBB+           10,000      Philadelphia, PA (Albert
                                        Eistein Medical Center),
                                        7.00%, 10/1/21                     10,447,100

Ba2          BBB+            9,000      Philadelphia, PA, Graduate
                                        Health System Obligated
                                        Group, 6.625%, 7/1/21               8,828,640

Baa          NR              2,000      Prince George's County, MD
                                        (Greater SouthEast
                                        Healthcare System),
                                        6.375%, 1/1/23                      1,941,960

Baa1         BBB+           10,000      Randolph County Building
                                        Commission, WV (Davis
                                        Memorial Hospital), 7.65%,
                                        11/1/21                            10,700,600

NR           BBB-            8,000      Scranton-Lackawanna Health
                                        and Welfare Authority, PA
                                        (Moses Taylor Hospital),
                                        8.25%, 7/1/09                       8,564,000

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)
-------------------       Principal
                          Amount
             Standard     (000
Moody's      & Poor's     omitted)    Security                     Value
----------------------------------------------------------------------------------

Hospitals (continued)
----------------------------------------------------------------------------------
 NR          BBB-       $  4,500      Scranton-Lackawanna Health
                                      and Welfare Authority, PA
                                      (Moses Taylor Hospital),
                                      8.50%, 7/1/20                 $   4,849,560

 Baa3        BBB           8,000      South Dakota Health and
                                      Educational Finance
                                      Authority, Prarie Lakes
                                      Health Care System Issue,
                                      7.25%, 4/1/22                     8,423,200

 NR          NR            4,900      Winslow, AZ, Industrial
                                      Development Authority
                                      (Winslow Memorial
                                      Hospital), 9.50%, 6/1/22          5,395,880
----------------------------------------------------------------------------------
                                                                    $ 225,752,773
----------------------------------------------------------------------------------

Hotels -- 0.3%
----------------------------------------------------------------------------------
 NR          NR         $  1,046      Illinois Development
                                      Finance Authority (Comfort
                                      Inn - O'Hare), 2.50%,
                                      5/1/16                        $     575,053

 NR          NR            1,929      Illinois Development
                                      Finance Authority (Comfort
                                      Inn - O'Hare), 10.00%,
                                      5/1/16                            2,082,860

 NR          NR            1,025      Kirksville, MO, Industrial
                                      Development Authority
                                      (Holiday Inn), 10.50%,
                                      7/1/03/(3)/                         461,250

 NR          NR            3,615      Kirksville, MO, Industrial
                                      Development Authority
                                      (Holiday Inn), 11.00%,
                                      7/1/16/(3)/                       1,626,750

 NR          NR            4,205      Niagara County, NY,
                                      Industrial Development
                                      Authority (Wintergarden
                                      Inn Associates), 9.75%,
                                      6/1/11/(3)/                       1,682,000
----------------------------------------------------------------------------------
                                                                    $   6,427,913
----------------------------------------------------------------------------------

Housing -- 2.8%
----------------------------------------------------------------------------------
 Aa          AA-        $  9,600      California Housing Finance
                                      Agency (AMT), Residual
                                      Interest Bonds, Variable,
                                      8/1/23/(4)/                   $  10,020,000

 NR          NR            9,405      Lake Creek Affordable
                                      Housing Corp., Multifamily
                                      Housing, 8.00%, 12/1/23           9,742,357

 NR          NR            8,000      Los Angeles County Housing
                                      Authority, CA, Multifamily
                                      Housing, Corporate Fund
                                      for Housing Projects,
                                      10.50%, 12/1/29                   7,853,520

 NR          NR            1,300      Lucas County, County Creek
                                      Project (AMT), 8.00%,
                                      7/1/26                            1,243,411

 NR          A             1,000      Maricopa County, AZ,
                                      Industrial Development
                                      Authority, Multifamily,
                                      6.45%, 1/1/17                     1,019,690

 NR          A             5,675      Maricopa County, AZ,
                                      Industrial Development
                                      Authority, Multifamily,
                                      6.625%, 1/1/27                    5,797,410

 NR          NR            2,185      Minneapolis Community
                                      Development, Multifamily
                                      (Lindsay Brothers), 1.50%,
                                      12/1/07                           1,127,242

 NR          NR            3,240      Minneapolis Community
                                      Development, Multifamily
                                      (Lindsay Brothers), 9.50%,
                                      12/1/07                           3,394,678

 NR          NR            4,740      North Little Rock, AR,
                                      Residential Housing
                                      Facilities (Parkstone
                                      Place), 9.75%, 8/1/21             4,942,445

 NR          NR            8,745      North Miami, FL, Health
                                      Care Facilities (The
                                      Imperial Club), 9.25%,
                                      1/1/13                            9,701,616

 NR          NR            4,000      North Miami, FL, Health
                                      Care Facilities (The
                                      Imperial Club), 10.00%,
                                      1/1/13                            3,805,120

 NR          NR            1,600      Pittsfield Township, MI
                                      (Economic Development
                                      Corp), 7.875%, 8/15/27            1,476,928
----------------------------------------------------------------------------------
                                                                    $  60,124,417
----------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 17.1%
----------------------------------------------------------------------------------
 Baa2        BBB        $ 23,660      Alliance Airport Authority
                                      Texas, (Federal Express),
                                      (AMT), 6.375%, 4/1/21         $  23,651,246

 NR          NR            7,500      Austin, TX (Cargoport
                                      Development LLC) (AMT),
                                      8.30%, 10/1/21                    7,577,400

 NR          NR            2,000      Camden County, NJ, Holt
                                      Hauling and Warehousing
                                      System, Inc. Project
                                      (AMT), 9.875%, 1/1/21             2,212,900

 Baa2        NR            3,000      Camden, AL, MacMillan
                                      Bloedel Project, 7.75%,           3,209,340
                                      5/1/09

 Baa2        BBB+          6,050      Carbon County, UT
                                      (Laidlaw) (AMT), 7.50%,
                                      2/1/10                            6,634,188

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
----------------------    Principal
                          Amount
             Standard     (000
Moody's      & Poor's     omitted)       Security                     Value
-------------------------------------------------------------------------------------
Industrial Development Revenue /
Pollution Control Revenue (continued)
-------------------------------------------------------------------------------------
 Baa2        BB+        $   28,000      Chicago, IL, O'Hare
                                        International (American
                                        Airlines), 7.875%, 11/1/25    $   30,265,479

 Baa2        BB+            20,275      Chicago, IL, O'Hare
                                        International, (American
                                        Airlines), 8.20%, 12/1/24         23,763,922

 NR          NR              4,140      College Park, GA (Airport
                                        Parking Venture), 7.00%,
                                        5/15/16                            3,696,606

 Baa1        BBB            24,000      Courtland, AL (Champion
                                        International Corporation)
                                        (AMT), 7.00%, 6/1/22              25,024,320

 Baa2        BB+            41,000      Dallas-Fort Worth, TX,
                                        International Airport
                                        Facility (American
                                        Airlines), 7.25%, 11/1/30         43,900,749

 Baa3        BB             52,500      Denver, CO, (United
                                        Airlines) (AMT), 6.875%,
                                        10/1/32                           54,393,149

 Ba1         BB+            12,175      Farmington, NM, Pollution
                                        Control Revenue, 6.375%,
                                        4/1/22                            12,254,138

 Baa1        BBB            11,480      Gulf Coast Waste Disposal,
                                        TX (Champion International
                                        Corp.) (AMT), 6.875%,
                                        12/1/28                           11,937,593

 NR          NR              5,928      Gwinnett County, GA
                                        (Plastics/Packaging, Inc.)
                                        (AMT), 9.00%, 5/1/13/(3)/          3,556,542

 NR          NR              6,500      Kimball, NE, Economic
                                        Development Authority,
                                        (Clean Harbors Inc.)
                                        (AMT), 10.75%, 9/1/26              6,550,050

 NR          NR              2,000      Los Angeles International
                                        Airport (Continental
                                        Airlines) (AMT), 9.00%,
                                        8/1/08                             2,117,500

 Baa1        BBB            10,000      Maine Finance Authority,
                                        (Great Northern Paper,
                                        Inc., Project - Bowater
                                        Inc.) (AMT), 7.75%, 10/1/22       10,851,200

 NR          BBB             5,000      Maine Solid Waste Disposal
                                        (Boise Cascade Corp.)
                                        (AMT), 7.90%, 6/1/15               5,400,750

 NR          NR              1,700      Massachusetts Industrial
                                        Finance Agency (Boston
                                        Beer Co.) (AMT), 11.50%,
                                        7/15/07                            1,781,566

 Baa1        BBB             5,000      McMinn County, TN (Calhoun
                                        Newsprint Co. Project -
                                        Bowater Inc.) (AMT),
                                        7.40%, 12/1/22                     5,366,100

 NR          NR             10,000      Michigan Strategic (S.D.
                                        Warren Co.), 7.375%,
                                        1/15/22                           10,378,700

 NR          NR             15,000      Michigan Strategic (S.D.
                                        Warren Co.), 7.375%,
                                        1/15/22                           15,568,050

 NR          NR              4,100      Middleboro, MA (Read
                                        Corp.), 9.50%, 10/1/10             4,096,761

 NR          NR             17,000      New Jersey Economic
                                        Development Authority
                                        (Holt Hauling and
                                        Warehouse), 7.80%, 12/15/16       16,966,170

 NR          NR              1,500      New Jersey Economic
                                        Development Authority
                                        (Holt Hauling and
                                        Warehouse), 7.80%, 12/15/16        1,496,880

 Baa2        BBB-            7,500      Pennsylvania (MacMillan
                                        Bloedel) (AMT), 7.60%,
                                        12/1/20                            8,311,050

 NR          BBB+           10,000      Pennsylvania (Sun Company,
                                        Inc.), (AMT), 7.60%,
                                        12/1/24                           11,078,100

 B1          B               2,000      Riverdale Village, IL,
                                        ACME Metals, Inc. Project
                                        (AMT), 7.95%, 4/1/25               1,989,340

 B1          B               2,585      Riverdale Village, IL,
                                        ACME Metals, Inc. Project,
                                        (AMT), 7.90%, 4/1/24               2,683,489

 NR          NR              4,000      Savannah, GA
                                        (Intercat-Savannah Inc.)
                                        (AMT), 9.00%, 1/1/15               4,234,800

 Aa3         NR              2,605      Savannah, GA
                                        (Intercat-Savannah, Inc.)
                                        (AMT), 9.75%, 7/1/10               2,773,049

 NR          NR              1,000      State of Ohio, Solid Waste
                                        (Republic Engineered
                                        Steel, Inc.) (AMT), 9.00%,
                                        6/1/21                             1,006,630
-------------------------------------------------------------------------------------
                                                                      $  364,727,757
-------------------------------------------------------------------------------------

Insured Electric Utilities -- 4.9%
-------------------------------------------------------------------------------------
 Aaa         AAA        $   32,000      Intermountain Power
                                        Agency, UT (MBIA), 5.75%,
                                        7/1/19/(2)/                   $   31,386,879

 Aaa         AAA            10,000      Intermountain Power
                                        Agency, UT (MBIA), 6.00%,
                                        7/1/16                            10,011,000

 Aaa         AAA            10,000      Los Angeles, CA,
                                        Department of Water and
                                        Power (MBIA), 5.00%,
                                        10/15/33                           8,557,800

                      See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D




Ratings (Unaudited)
--------------------    Principal
                        Amount
            Standard    (000
Moody's     & Poor's    omitted)     Security                     Value
--------------------------------------------------------------------------------

Insured Electric Utilities (continued)
--------------------------------------------------------------------------------
Aaa         AAA         $ 21,000     Sacramento, CA, Municipal
                                     Utility District, (MBIA),
                                     4.75%, 9/1/21/(1)/           $  17,598,000

Aaa         AAA           16,500     Sacramento, CA, Municipal
                                     Utility District, (MBIA),
                                     Variable, 11/15/15/(4)/         15,035,625

Aaa         AAA            7,500     South Carolina Public
                                     Services, Forwards, Series
                                     96A, (FGIC), 5.75%, 1/1/22       7,348,950

Aaa         AAA           15,350     South Carolina Public
                                     Services, Residual
                                     Interest Bonds, (FGIC),
                                     Variable, 1/1/25/(4)/           11,205,500

Aaa         AAA            2,675     Washington Public Power
                                     Supply System, Nuclear
                                     Project Number 2, (MBIA),
                                     14.375%, 7/1/01                  3,326,684
--------------------------------------------------------------------------------
                                                                  $ 104,470,438
--------------------------------------------------------------------------------

Insured General Obligations -- 1.2%
--------------------------------------------------------------------------------
Aaa         AAA         $ 19,500     State of California
                                     (FGIC), 4.75%, 9/1/23        $  16,277,625

Aaa         AAA           10,000     State of California (FSA),
                                     4.75%, 9/1/18                    8,476,800
--------------------------------------------------------------------------------
                                                                  $  24,754,425
--------------------------------------------------------------------------------

Insured Hospitals -- 0.9%
--------------------------------------------------------------------------------
Aaa         AAA         $ 10,000     Louisville, KY (Alliant
                                     Health System, Inc.)
                                     (MBIA), Variable,
                                     10/1/14/(4)/                 $  11,112,500

Aaa         AAA            7,000     Montgomery, PA (Abington
                                     Memorial Hospital)
                                     (AMBAC), Variable,
                                     7/5/11/(4)/                      7,936,250
--------------------------------------------------------------------------------
                                                                  $  19,048,750
--------------------------------------------------------------------------------

Insured Housing -- 0.4%
--------------------------------------------------------------------------------
NR          NR          $  7,525     SCA Multifamily Mortgage,
                                     Industrial Development
                                     Board, Hamilton County,
                                     TN, (AMT) (FSA), 7.35%,
                                     1/1/30                       $   8,154,692
--------------------------------------------------------------------------------
                                                                  $   8,154,692
--------------------------------------------------------------------------------

Insured Industrial Development Revenue /
Pollution Control Revenue -- 0.5%
--------------------------------------------------------------------------------
Aaa         AAA         $ 11,950     Chicago, IL (The Peoples
                                     Gas Light and Coke
                                     Company) (AMT), (AMBAC),
                                     Residual Interest Bonds,
                                     Variable, 12/1/23/(4)/       $  10,665,375
--------------------------------------------------------------------------------
                                                                  $  10,665,375
--------------------------------------------------------------------------------

Insured Special Tax Revenue -- 5.9%
--------------------------------------------------------------------------------
Aaa         AAA         $ 20,000     Los Angeles County, CA,
                                     Metropolitan
                                     Transportation (AMBAC),
                                     4.75%, 7/1/18                $  17,007,200

Aaa         AAA           92,995     Metropolitan Pier and
                                     Exposition Authority, IL,
                                     McCormick Place Expansion
                                     Project (FGIC), 0%,
                                     6/15/29                         13,142,053

Aaa         AAA           92,995     Metropolitan Pier and
                                     Exposition Authority, IL,
                                     McCormick Place Expansion
                                     Project, (MBIA), 0%,
                                     6/15/28                         13,978,078

NR          NR             9,800     Metropolitan Pier and
                                     Exposition Authority, IL,
                                     McCormick Place Expansion
                                     Project, Residual Interest
                                     Bonds, (MBIA), Variable,
                                     6/15/27/(4)/                     9,677,500

Aaa         AAA           10,655     Rancho Mirage, CA, Water
                                     District Financing,
                                     (AMBAC), 4.75%, 8/15/21          8,930,169

Aaa         AAA           13,350     Rancho Mirage, CA,
                                     Whitewater Redevelopment
                                     Project, (MBIA), 5.00%,
                                     4/1/24/(1)/                     11,729,043

Aaa         AAA            3,415     Regional Transportation
                                     Authority, LA (FGIC), 0%,
                                     12/1/12                          1,398,613

Aaa         AAA           10,935     Regional Transportation
                                     Authority, LA (FGIC), 0%,
                                     12/1/15                          3,673,395

Aaa         AAA           10,000     Regional Transportation
                                     Authority, LA (FGIC), 0%,
                                     12/1/21                          2,307,600

Aaa         AAA           40,000     South Orange, CA, Public
                                     Financing, Foothill Area,
                                     (FGIC), 5.50%, 8/15/15/(1)/     37,746,399

Aaa         AAA            7,000     Utah Municipal Finance
                                     Corp., Local Government
                                     Revenue, (FSA), 0%, 3/1/10       3,395,560


                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------       Principal
                          Amount
           Standard       (000
Moody's    & Poor's       omitted)       Security                       Value
-------------------------------------------------------------------------------------
Insured Special Tax Revenue (continued)
-------------------------------------------------------------------------------------
 Aaa         AAA        $    6,000      Utah Municipal Finance
                                        Corp., Local Government
                                        Revenue, (FSA), 0%, 3/1/11    $    2,733,420
-------------------------------------------------------------------------------------
                                                                      $  125,719,030
-------------------------------------------------------------------------------------

Insured Transportation -- 3.8%
-------------------------------------------------------------------------------------
 Aaa         AAA        $   23,015      Massachusetts State
                                        Turnpike Authority (FGIC),
                                        5.125%, 1/1/23                $   20,624,202

 Aaa         AAA            19,000      Massachusetts State
                                        Turnpike Authority (MBIA),
                                        5.00%, 1/1/20                     16,839,510

 Aaa         AAA             1,000      Massachusetts State
                                        Turnpike Authority (MBIA),
                                        5.00%, 1/1/20                        886,290

 Aaa         AAA            14,400      Metropolitan Washington DC
                                        Airport Authority (MBIA),
                                        Variable, 7.735%, 4/1/21/(4)/     13,464,000

 Aaa         AAA            18,200      Mobile, AL, Airport
                                        Authority (MBIA), 6.375%,
                                        10/1/14/(1)/                      19,238,128

 Baa         AAA            10,000      Triborough Bridge and
                                        Tunnel Authority, (MBIA),
                                        Variable, 1/1/19/(4)/             10,062,500
-------------------------------------------------------------------------------------
                                                                      $   81,114,630
-------------------------------------------------------------------------------------

Insured Water and Sewer -- 1.2%
-------------------------------------------------------------------------------------
 Aaa         AAA        $   10,000      Detroit, MI, Sewer Revenue
                                        (FGIC), Variable,
                                        7/1/23/(4)/                   $    8,925,000

 Aaa         AAA             7,150      Harrisburg, PA, Water
                                        Revenue Bonds, Residual
                                        Interest Bonds (FGIC),
                                        Variable, 8/11/16/(4)/             5,916,625

 Aaa         AAA            10,000      New York City Municipal
                                        Water Finance Authority,
                                        (FSA), Variable,
                                        6/15/21/(4)/                      10,462,500
-------------------------------------------------------------------------------------
                                                                      $   25,304,125
-------------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 0.6%
-------------------------------------------------------------------------------------
 NR          NR         $    6,645      Hardeman County, TN
                                        (Correctional Facilities
                                        Corp.), 7.75%, 8/1/17         $    6,660,616

 NR          A-              3,500      Plymouth County, MA
                                        (Plymouth County
                                        Correctional Facility),
                                        7.00%, 4/1/22                      3,842,860

 NR          NR              2,500      Saint Louis, MO,
                                        Convention and Sports
                                        Facility, 7.90%, 8/15/21           2,912,750
-------------------------------------------------------------------------------------
                                                                      $   13,416,226
-------------------------------------------------------------------------------------

Life Care -- 6.1%
-------------------------------------------------------------------------------------
 NR          NR         $    8,616      Albuquerque, NM, First
                                        Mortgage Industrial
                                        Development Revenue, (La
                                        Vida Llena Retirement
                                        Center), 8.625%, 2/1/20       $    8,980,198

 NR          NR              7,000      Albuquerque, NM, First
                                        Mortgage Industrial
                                        Development Revenue, (La
                                        Vida Llena Retirement
                                        Center), 8.85%, 2/1/23             7,479,500

 NR          NR              5,744      Albuquerque, NM, First
                                        Mortgage Industrial
                                        Development Revenue, (La
                                        Vida Lllena Retirement
                                        Center), 2.25%, 2/1/23             2,014,191

 NR          NR             10,000      Atlantic Beach, Fixed Rate
                                        Improvement, Fleet Landing
                                        Project, 8.00%, 6/1/24            10,550,800

 NR          NR              5,200      Kansas City, MO Industrial
                                        Development Authority
                                        (Kingswood United
                                        Methodist Manor), 9.00%,
                                        11/15/13                           5,481,892

 NR          NR             20,400      Loudoun County, Industrial
                                        Development Authority
                                        (Falcons Landing), 8.75%,
                                        11/1/24                           21,404,904

 NR          NR              2,100      Loudoun County, VA,
                                        Industrial Development
                                        Authority, Residential
                                        Care (Falcons Landing),
                                        9.25%, 7/1/04                      2,258,319

 NR          NR              1,950      New Hampshire Higher
                                        Educational and Health
                                        Facilities (Riverwoods at
                                        Exeter), 8.00%, 3/1/01             1,993,505

 NR          NR             10,000      New Hampshire Higher
                                        Educational and Health
                                        Facilities (Riverwoods at
                                        Exeter), 9.00%, 3/1/23            10,830,600

                      See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
---------------------     Principal
                          Amount
             Standard     (000
Moody's      & Poor's     omitted)       Security                     Value
-----------------------------------------------------------------------------------
Life Care (continued)
-----------------------------------------------------------------------------------
 NR          NR         $    3,500      New Jersey Economic
                                        Development Authority
                                        (Cadbury Corp.), 7.50%,
                                        7/1/21                        $   3,509,660

 NR          NR             20,000      New Jersey Economic
                                        Development Authority,
                                        Keswick Pines Project,
                                        8.75%, 1/1/24                    21,074,800

 NR          NR              5,800      Ridgeland, MS, Urban
                                        Renewal, The Orchard
                                        Project Series 1993A,
                                        7.75%, 12/1/15                    6,007,524

 NR          NR             13,955      Saint Tammany Public
                                        Finance, Christwood
                                        Project, 9.00%, 11/15/25         14,757,133

 NR          NR              4,500      Vermont Industrial
                                        Development Authority
                                        (Wake Robin Corp.), 8.75%,
                                        3/1/23                            4,819,140

 NR          NR              7,500      Vermont Industrial
                                        Development Authority
                                        (Wake Robin Corp.), 8.75%,
                                        4/1/23/(5)/                       8,067,450
-----------------------------------------------------------------------------------
                                                                      $ 129,229,616
-----------------------------------------------------------------------------------

Miscellaneous -- 2.5%
-----------------------------------------------------------------------------------
 NR          NR         $    6,530      American Samoa Economic
                                        Development, Executive
                                        Office Building, 10.125%,
                                        9/1/08                        $   7,062,587

 NR          NR              1,465      Atlanta, GA, Downtown
                                        Development Authority,
                                        (Central Atlanta
                                        Hospitality Childcare,
                                        Inc.), 8.00%, 1/1/26              1,418,882

 NR          A-              6,500      Los Angeles Regional
                                        Airports Improvement
                                        Corporation (LAXFuel)
                                        (AMT), 6.50%, 1/1/32              6,561,880

 NR          NR              4,585      Mille Lacs Capital
                                        Improvements (Mille Lacs
                                        Band of Chippewa Indians),
                                        9.25%, 11/1/12                    5,112,642

 NR          NR             22,500      New Jersey Sports and
                                        Exposition Authority,
                                        Monmouth Park Project,
                                        8.00%, 1/1/25                    24,701,850

 NR          NR             10,200      Orange County Community
                                        Activity Center Revenue
                                        Bonds, 8.00%, 3/1/24              9,638,184
-----------------------------------------------------------------------------------
                                                                      $  54,496,025
-----------------------------------------------------------------------------------

Nursing Homes -- 7.7%
-----------------------------------------------------------------------------------
 NR          NR         $   13,550      Bell County, TX,
                                        (Riverside Healthcare,
                                        Inc. - Normandy Terrace),
                                        9.00%, 4/1/23                 $  14,726,276

 NR          NR              4,600      Collier County, FL, IDA,
                                        Retirement Rental,
                                        (Beverly Enterprises -
                                        Florida, Inc.), 10.75%,
                                        3/1/03                            5,155,128

 NR          NR              5,000      Delaware County, PA
                                        (Mainline - Haverford
                                        Nursing and Rehabilitation
                                        Centers), 9.00%, 8/1/22           5,505,850

 NR          NR              5,460      Hillsborough County, FL,
                                        Industrial Development
                                        Authority, Center for
                                        Independent Living, Tampa
                                        Projects, 11.00%, 3/1/19/(6)/     4,914,000

 NR          NR              4,650      Hillsborough County, FL,
                                        Industrial Development
                                        Authority, Center for
                                        Independent Living, Tampa
                                        Projects, 10.25%, 3/1/09/(6)/     4,185,000

 Baa1        NR             10,000      Indianapolis, IN (National
                                        Benevolent Association -
                                        Robin Run Village),
                                        7.625%, 10/1/22                  10,752,500

 NR          NR              3,665      Lackawanna County, PA,
                                        Industrial Development
                                        Authority, (Edella Street
                                        Associates), 8.875%, 9/1/14       3,957,357

 NR          NR              3,270      Luzerne County, PA,
                                        Industrial Development
                                        Authority (River Street
                                        Associates), 8.75%, 6/15/07       3,508,350

 NR          NR              6,040      Massachusetts Health and
                                        Education Facilities
                                        Authority (Fairview
                                        Extended Care Services,
                                        Inc.), 10.125%, 1/1/11            6,794,638

 NR          NR             13,250      Massachusetts IFA, AGE
                                        Institute of Massachusetts
                                        Project, 8.05%, 11/1/25          13,360,505

 NR          NR             11,790      Mississippi Finance Corp.
                                        (Magnolia Healthcare),
                                        7.99%, 7/1/25                    11,674,222

 NR          NR              6,750      Missouri Health and
                                        Education Authority
                                        (Bethesda Health Group of
                                        Saint Louis Inc.), 6.625%,
                                        8/15/05                           6,887,295

 NR          NR             14,000      Missouri Health and
                                        Education Authority
                                        (Bethesda Health Group of
                                        Saint Louis, Inc.), 7.50%,
                                        8/15/12                          14,861,700


                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
----------------------      Principal
                            Amount
             Standard       (000
Moody's      & Poor's       omitted)         Security                        Value
-------------------------------------------------------------------------------------------

Nursing Homes (continued)
--------------------------------------------------------------------------------------------
NR          NR              $   12,500      Montgomery County, PA,
                                            Industrial Development
                                            Authority (Advancement of
                                            Geriatric Health Care
                                            Institute), 8.375%, 7/1/23       $   13,118,500

NR          NR                   5,000      New Jersey Economic
                                            Development Authority
                                            (Claremont Health System,
                                            Inc.), 9.10%, 9/1/22                  5,398,100

NR          NR                   5,915      New Jersey Economic
                                            Development Authority
                                            (Victoria Health
                                            Corporation), 7.75%, 1/1/24           6,024,368

NR          NR                   3,110      Okaloosa County, (Beverly
                                            Enterprises-Florida,
                                            Inc.), 10.75%, 10/1/03                3,259,529

NR          NR                   3,500      Philadelphia, PA, The
                                            Philadelphia Protestant
                                            Home Project, 8.625%,
                                            7/1/21                                3,716,475

Baa1        NR                   3,870      Racine County, WI, Health
                                            Center, 8.125%, 8/1/21                3,982,849

NR          NR                   5,000      Rhode Island Health and
                                            Education Building (Steere
                                            House), 8.25%, 7/1/15                 5,259,900

NR          NR                   5,000      Sussex County, DE
                                            (Delaware Health
                                            Corporation), 7.50%, 1/1/14           5,000,400

NR          NR                   5,000      Sussex County, DE
                                            (Delaware Health
                                            Corporation), 7.60%, 1/1/24           5,000,400

NR          NR                   4,500      Tarrant County Health
                                            Facilities, TX (3927
                                            Foundation, Inc.), 10.25%,
                                            9/1/19                                4,746,060

NR          NR                   2,500      Westmoreland County, PA,
                                            Industrial Development
                                            Authority (Highland Health
                                            Systems, Inc.), 9.25%,
                                            6/1/22                                2,677,800
--------------------------------------------------------------------------------------------
                                                                             $  164,467,202
--------------------------------------------------------------------------------------------

Pooled Loans -- 0.2%
--------------------------------------------------------------------------------------------
A1          AA-             $    5,000      Port Seattle, WA, 6.00%,
                                            12/1/14                          $    5,028,050
--------------------------------------------------------------------------------------------
                                                                             $    5,028,050
--------------------------------------------------------------------------------------------

Solid Waste -- 1.9%
--------------------------------------------------------------------------------------------
Baa1        NR              $    2,500      Mercer County, NJ,
                                            Improvement Authority
                                            (AMT), 0%, 4/1/14                $      720,750

Baa1        NR                   5,000      Mercer County, NJ,
                                            Improvement Authority
                                            (AMT), 0%, 4/1/15                     1,339,800

Baa1        NR                  10,690      Mercer County, NJ,
                                            Improvement Authority
                                            (AMT), 0%, 4/1/16                     2,662,451

NR          NR                  35,000      Robbins, Cook County, IL
                                            (Robbins Resource Recovery
                                            Partners, L.P.), 8.375%,
                                            10/15/16                             36,344,699
--------------------------------------------------------------------------------------------
                                                                             $   41,067,700
--------------------------------------------------------------------------------------------

Special Tax Revenue -- 0.2%
--------------------------------------------------------------------------------------------
Baa         BBB             $    3,815      Inglewood, CA Public
                                            Financing Authority,
                                            In-Town,
                                            Manchester-Prairie and
                                            North Inglewood Industrial
                                            Park Redevelopment
                                            Projects-Redevelopment
                                            Loans, 7.00%, 5/1/22             $    4,028,907
--------------------------------------------------------------------------------------------
                                                                             $    4,028,907
--------------------------------------------------------------------------------------------

Transportation -- 6.7%
--------------------------------------------------------------------------------------------
Baa         BBB             $    8,000      Denver, CO, Airport System
                                            Revenue (AMT), 7.00%,
                                            11/15/25                         $    8,326,240

Baa         BBB                  5,725      Denver, CO, Airport System
                                            Revenue (AMT), 7.50%,
                                            11/15/23                              6,281,470

A           A-                   5,000      Hawaii Airport System
                                            (AMT), 7.00%, 7/1/18                  5,327,250

Aaa         NR                  13,008      Indiana Transportation
                                            Finance Authority, 6.25%,
                                            11/1/16                              14,071,274

A2          NR                   3,492      Indiana Transportation
                                            Finance Authority, 6.25%,
                                            11/1/16                               3,590,335

A1          A+                   5,500      Massachusetts State
                                            Turnpike Authority, 5.00%,
                                            1/1/20                                4,880,865

A1          AA-                 15,000      Port Authority of New York
                                            and New Jersey (AMT),
                                            Variable, 1/15/27/(4)/               15,768,750

NR          NR                  35,100      San Joaquin Hills, CA,
                                            Toll Roads, 0%, 1/1/17                9,847,656

NR          NR                  54,400      San Joaquin Hills, CA,
                                            Toll Roads, 0%, 1/1/18               14,311,008

NR          NR                  46,210      San Joaquin Hills, CA,
                                            Toll Roads, 0%, 1/1/20               10,571,462

NR          NR                  72,685      San Joaquin Hills, CA,
                                            Toll Roads, 0%, 1/1/21               15,441,201

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
---------------------     Principal
                          Amount
             Standard     (000
Moody's      & Poor's     omitted)       Security                    Value
------------------------------------------------------------------------------------

Transportation (continued)
------------------------------------------------------------------------------------
 NR          NR         $   29,225      San Joaquin Hills, CA,
                                        Toll Roads, 0%, 1/1/22       $    5,816,652

 NR          NR             45,045      San Joaquin Hills, CA,
                                        Toll Roads, 0%, 1/1/23            8,399,091

 NR          NR            108,260      San Joaquin Hills, CA,
                                        Toll Roads, 0%, 1/1/24           18,911,939

 NR          NR             15,000      San Joaquin Hills, CA,
                                        Toll Roads, 0%, 1/1/25            2,454,900
------------------------------------------------------------------------------------
                                                                     $  144,000,093
------------------------------------------------------------------------------------

Water and Sewer -- 0.5%
------------------------------------------------------------------------------------
 A2          A-         $   10,000      New York City Municipal
                                        Water Finance Authority,
                                        6.25%, 6/15/21               $   10,166,600
------------------------------------------------------------------------------------
                                                                     $   10,166,600
------------------------------------------------------------------------------------

Total Tax-Exempt Investments
     (identified cost $1,984,862,205)                                $2,133,979,386
------------------------------------------------------------------------------------

Taxable Investment-- 0.0%


Ratings (Unaudited)
---------------------     Principal
                          Amount
             Standard     (000
Moody's      & Poor's     omitted)       Security                    Value
------------------------------------------------------------------------------------

Life Care -- 0.0%
------------------------------------------------------------------------------------
 NR          NR         $      725      Ridgeland, MS, Urban
                                        Renewal, The Orchard
                                        Limited Project, Series
                                        1993B, 9.000%, 12/1/00       $      730,278
------------------------------------------------------------------------------------
                                                                     $      730,278
------------------------------------------------------------------------------------

Total Taxable Investments
     (identified cost $725,000)                                      $      730,278
------------------------------------------------------------------------------------

Total Investments -- 100.0%
     (identified cost $1,985,587,205)                                $2,134,709,664
------------------------------------------------------------------------------------

/(1)/  Security has been segregated to cover when-issued securities.

/(2)/  When-issued security.

/(3)/  Non-income producing security.

/(4)/  Security has been issued as an inverse floater bond.

/(5)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(6)/ The Portfolio is accruing only partial interest on this security.

At March 31, 1997 the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:

                   California 12.6%
                   Others, representing less than 10% individually 87.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 18.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 8.7% of total investments.

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities



As of March 31, 1997

Assets
---------------------------------------------------------------------------------------
Investments, at value (Note 1A)
     (identified cost basis $1,985,587,205)                           $ 2,134,709,664

Cash                                                                              922

Receivable for investments sold                                             9,814,585

Interest receivable                                                        39,304,269

Deferred organization expenses (Note 1D)                                       17,345
---------------------------------------------------------------------------------------
Total assets                                                          $ 2,183,846,785
---------------------------------------------------------------------------------------


Liabilities
---------------------------------------------------------------------------------------
Demand note payable (Note 5)                                          $    44,769,000

Payable for investments purchased                                          33,326,180

Payable to affiliate -
     Trustees' fees (Note 2)                                                    7,300

Accrued expenses                                                              177,812
---------------------------------------------------------------------------------------
Total liabilities                                                     $    78,280,292
---------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio             $ 2,105,566,493
---------------------------------------------------------------------------------------


Sources of Net Assets
---------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals               $ 1,956,444,034

Net unrealized appreciation of investments (computed on
     basis of identified cost)                                            149,122,459
---------------------------------------------------------------------------------------
Total                                                                 $ 2,105,566,493
---------------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
March 31, 1997

Investment Income (Note 1B)
---------------------------------------------------------------------------------------
Interest income                                                          $ 77,255,187
---------------------------------------------------------------------------------------
Total income                                                             $ 77,255,187
---------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                          $  4,810,748

Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                                14,616

Interest expense (Note 5)                                                     700,129

Custodian fee                                                                 169,643

Legal and accounting services                                                  75,215

Amortization of organization expenses (Note 1D)                                 9,730

Miscellaneous                                                                  59,379
---------------------------------------------------------------------------------------
Total expenses                                                           $  5,839,460
---------------------------------------------------------------------------------------

Net investment income                                                    $ 71,415,727
---------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
---------------------------------------------------------------------------------------
Net realized gain (loss) --

     Investment transactions (identified cost basis)                     $ 15,122,044

     Financial futures contracts                                          (18,889,375)
---------------------------------------------------------------------------------------
Net realized loss on investments transactions                            $ (3,767,331)
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

     Investments (identified cost basis)                                 $(13,338,322)

     Financial futures contracts                                            5,721,300
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                                      $ (7,617,022)
---------------------------------------------------------------------------------------

Net realized and unrealized loss on investments                          $(11,384,353)
---------------------------------------------------------------------------------------

Net increase in net assets from operations                               $ 60,031,374
---------------------------------------------------------------------------------------

                        See notes to financial statements

National Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                        Six Months Ended
Increase (Decrease)                     March 31, 1997             Year Ended
in Net Assets                           (Unaudited)                September 30, 1996
----------------------------------------------------------------------------------------
From operations --

     Net investment income               $      71,415,727            $     150,829,621

     Net realized gain (loss)
         on investments                         (3,767,331)                   1,307,718

     Net change in unrealized
         appreciation
         (depreciation) of
         investments                            (7,617,022)                  21,364,900
----------------------------------------------------------------------------------------
Net increase in net assets
     from operations                     $      60,031,374            $     173,502,239
----------------------------------------------------------------------------------------
Capital transactions --

     Contributions                       $     152,809,022            $     517,368,709

     Withdrawals                              (319,751,905)                (739,039,309)
----------------------------------------------------------------------------------------
Net decrease in net assets
     resulting from
     capital transactions                $    (166,942,883)           $    (221,670,600)
----------------------------------------------------------------------------------------

Total decrease in net assets             $    (106,911,509)           $     (48,168,361)
----------------------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------------------
At beginning of period                   $   2,212,478,002            $   2,260,646,363
----------------------------------------------------------------------------------------
At end of period                         $   2,105,566,493            $   2,212,478,002
----------------------------------------------------------------------------------------


                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                  Six Months Ended                       Year Ended September 30,
                                                  March 31, 1997     ---------------------------------------------------------------
                                                  (Unaudited)           1996            1995              1994            1993*
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                         0.54%+          0.49%           0.50%             0.50%           0.47%+
Net expenses after custodian fee reduction                0.54%+          0.48%           0.49%               --              --
Net investment income                                     6.55%+          6.65%           7.00%             6.55%           6.58%+

Portfolio Turnover                                          10%             19%             54%               40%             13%
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000s omitted)            $2,105,566      $2,212,478      $2,260,646        $2,210,936      $2,083,322
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, February 1, 1993, to September 30, 1993.

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.




                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

  G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis.

National Municipals Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  K Interim Financial Information -- The interim financial statements relating to March 31, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 1997, the fee was equivalent to 0.44% (annualized) of the Portfolio's average net assets for such period and amounted to $4,810,748. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.


3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $216,993,467 and $301,600,458, respectively.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1997, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $1,985,587,205
  ------------------------------------------------------------------------------

  Gross unrealized appreciation                              $  165,519,624

  Gross unrealized depreciation                                 (16,397,165)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                $  149,122,459
  ------------------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowing will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. For the six months ended March 31, 1997, the average daily loan balance was $11,098,132 and the average interest rate was 6.22%. The maximum borrowings at any month end during the six months ended March 31, 1997 was $91,316,000. At March 31, 1997, the Portfolio had a balance outstanding pursuant to this line of credit of $44,769,000.


6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  There were no outstanding obligations under these financial instruments at March 31, 1997.

EV Traditional National Municipals Fund as of March 31, 1997

INVESTMENT MANAGEMENT


EV Traditional National Municipals Fund
              Officers                                               Independent Trustees

              Thomas J. Fetter                                       Donald R. Dwight
              President                                              President, Dwight Partners, Inc.
                                                                     Chairman, Newspapers of New England, Inc.
              James B. Hawkes
              Vice President and Trustee                             Samuel L. Hayes, III
                                                                     Jacob H. Schiff Professor of Investment
              Robert B. MacIntosh                                    Banking, Harvard University Graduate School of
              Vice President                                         Business Administration

              James L. O'Connor                                      Norton H. Reamer
              Treasurer                                              President and Director, United Asset
                                                                     Management Corporation
              Thomas Otis
              Secretary                                              John L. Thorndike
                                                                     Formerly Director, Fiduciary Company Incorporated

                                                                     Jack L. Treynor
                                                                     Investment Adviser and Consultant


National Municipals Portfolio
              Officers                                               Independent Trustees

              Thomas J. Fetter                                       Donald R. Dwight
              President                                              President, Dwight Partners, Inc.
                                                                     Chairman, Newspapers of New England, Inc.
              James B. Hawkes
              Vice President and Trustee                             Samuel L. Hayes, III
                                                                     Jacob H. Schiff Professor of Investment
              Robert B. MacIntosh                                    Banking, Harvard University Graduate School of
              Vice President                                         Business Administration

              Thomas M. Metzold                                      Norton H. Reamer
              Vice President and Portfolio Manager                   President and Director, United Asset
                                                                     Management Corporation

              James L. O'Connor                                      John L. Thorndike
              Treasurer                                              Formerly Director, Fiduciary Company Incorporated

              Thomas Otis                                            Jack L. Treynor
              Secretary                                              Investment Adviser and Consultant


Investment Adviser of
National Municipals Portfolios
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Traditional
National Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


EV Traditional National Municipals Fund
24 Federal Street
Boston, MA 02110



--------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    T-HMSRC-5/97